Income Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Schedule of Effective Tax Rate [Abstract]
Income (loss) before tax	$ (596,863)	$ (462,926)	$ 1,134,379	$ 1,926,102
Tax calculated at tax rate @17% (2025 and 2024: 17%)	(101,467)	(78,698)	192,844	327,437
Effects of:
- Tax effect on expense not deductible for tax purposes	686,515	532,461	31,396	24,666
- Income not subject to tax	(448,078)	(347,529)	(28,000)	(102,789)
- Singapore statutory stepped income exemption	(11,857)	(9,196)	(17,425)	(17,425)
-Tax rebate	(5,503)	(4,268)	(36,097)	(38,000)
- Under provision of deferred tax in respect of prior year	101,275	78,549
- Utilization of capital allowance	(4,307)	(3,341)
- (Over) under provision of current taxation in respect of prior year	112,225	87,042	(24,719)	(46,935)
Tax charge	$ 328,803	$ 255,020	$ 117,999	$ 146,954
Effective tax rate	(55.10%)	(55.10%)	10.40%	7.60%